CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 53,797	$ 34,221
Short-term investments		2,100
Notes receivable	108	58
Accounts receivable, net of allowances for credit losses of $6,631 and $15,982 in 2021 and 2020, respectively	27,445	49,623
Inventories	1,537	6,695
Deferred costs	19	12
Prepaid and other current assets	4,811	5,108
Short-term restricted cash	10,076	12,088
Total current assets	97,793	109,905
Property, plant and equipment, net	602	620
Operating lease right-of-use assets, net	4,734	1,183
Long-term investments	0	0
Deferred tax assets	2,131	4,271
Long-term restricted cash	2,403	2,079
Other long-term assets	616	666
Total assets	108,279	118,724
Current liabilities:
Accounts payable	19,031	25,120
Income taxes payable	8,787	5,934
Customer advances	231	391
Deferred revenue	80	410
Operating lease liabilities, current	1,411	1,217
Employee payroll and compensation	2,514	2,925
Other current liabilities	3,373	4,045
Total current liabilities	35,427	40,042
Long-term deferred revenue	26	25
Operating lease liabilities, non-current	3,496	256
Other long-term liabilities	979	1,000
Total liabilities	39,928	41,323
Commitments and contingencies (Note 7)
Shareholders' equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 41,123 and 40,907 shares issued at December 31, 2021 and December 31, 2020, respectively; 36,114 and 35,898 shares outstanding at December 31, 2021 and December 31, 2020, respectively	123	123
Additional paid-in capital	1,266,822	1,266,318
Treasury stock, at cost: 5,009 and 5,009 shares at December 31, 2021 and December 31, 2020, respectively	(12,322)	(12,322)
Accumulated deficit	(1,246,207)	(1,240,379)
Accumulated other comprehensive income	59,935	63,661
Total shareholders' equity	68,351	77,401
Total liabilities and shareholders' equity	$ 108,279	$ 118,724